Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management [Abstract]
Schedule of Maturity Profiles of Financial Assets and Liabilities	The Company manages liquidity risk by maintaining adequate reserves and by continuously monitoring forecast and actual cash flows and matching the maturity profiles of financial assets and liabilities.
For the years ended December 31, 2024 Thousands of $	Less than 1 year	1-2 years	3-7 years	Total contractual cash flows	Carrying amount
Non derivatives
Trade payables	8,001			8,001	8,001
Loans	325		55,000	55,325	51,291
Lease liabilities	2,076	1,954	7,195	11,225	8,773
Total	10,402	1,954	62,195	74,551	68,065

For the years ended December 31, 2023 Thousands of $	Less than 1 year	1-2 years	3-7 years	Total contractual cash flows	Carrying amount
Non derivatives
Trade payables	8,811	-	-	8,811	8,811
Loans	650	324	37,442	38,416	36,207
Lease liabilities	1,900	1,766	2,189	5,855	5,058
Total	11,361	2,090	39,631	53,082	50,076